Shareholder Report, Line Graph (Details) - USD ($)																																												1 Months Ended																													2 Months Ended																												3 Months Ended																										4 Months Ended																								5 Months Ended																					6 Months Ended																				7 Months Ended																	8 Months Ended																9 Months Ended															10 Months Ended													11 Months Ended												12 Months Ended											13 Months Ended											14 Months Ended									15 Months Ended							16 Months Ended						17 Months Ended					18 Months Ended				19 Months Ended				20 Months Ended				21 Months Ended
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Defiance Daily 2X Space ETF
Account Value [Line Items]
Accumulated Value		$ 10,000.0																																										$ 10,770.0
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF
Account Value [Line Items]
Accumulated Value			$ 10,000.0																																											$ 5,678.0																												$ 5,758.0
Defiance Daily Target 2X Long AMAT ETF
Account Value [Line Items]
Accumulated Value	$ 10,000.0
Defiance Daily Target 2X Long ANET ETF
Account Value [Line Items]
Accumulated Value																					$ 10,000.0																																				$ 10,921.0																												$ 12,378.0																										$ 8,232.0																								$ 8,095.0																					$ 9,155.0																				$ 7,876.0																	$ 6,353.0																$ 12,192.0
Defiance Daily Target 2X Long AVAV ETF
Account Value [Line Items]
Accumulated Value																$ 10,240.0		$ 10,000.0																																			$ 5,664.0																												$ 3,991.0																										$ 4,798.0																								$ 3,657.0																					$ 1,741.0																				$ 1,890.0
Defiance Daily Target 2X Long AVGO ETF
Account Value [Line Items]
Accumulated Value																																						$ 9,540.0		$ 10,000.0																													$ 10,286.0																												$ 9,739.0																										$ 8,718.0																								$ 16,333.0																					$ 13,930.0																				$ 10,980.0																	$ 7,466.0																$ 9,155.0															$ 14,166.0													$ 18,062.0												$ 20,105.0											$ 20,200.0											$ 24,156.0									$ 29,269.0							$ 33,754.0						$ 24,014.0					$ 21,510.0				$ 19,548.0				$ 17,924.0				$ 31,731.0
Defiance Daily Target 2X Long B ETF
Account Value [Line Items]
Accumulated Value													$ 11,901.0	$ 10,000.0																																						$ 12,907.0																												$ 13,731.0																										$ 16,680.0																								$ 10,339.0																					$ 9,396.0
Defiance Daily Target 2X Long Copper Miners ETF
Account Value [Line Items]
Accumulated Value				$ 12,614.0	$ 10,000.0																																								$ 7,595.0																												$ 8,017.0
Defiance Daily Target 2X Long CVNA ETF
Account Value [Line Items]
Accumulated Value																												$ 10,410.0	$ 10,000.0																																$ 10,667.0																												$ 13,721.0																										$ 12,127.0																								$ 12,178.0																					$ 7,498.0																				$ 10,630.0																	$ 13,045.0																$ 11,059.0															$ 7,321.0													$ 6,173.0												$ 9,456.0
Defiance Daily Target 2X Long DKNG ETF
Account Value [Line Items]
Accumulated Value																						$ 9,672.0		$ 10,000.0																																		$ 10,711.0																												$ 6,284.0																										$ 4,023.0																								$ 4,537.0																					$ 4,776.0																				$ 2,913.0																	$ 2,062.0																$ 1,637.0															$ 1,843.0
Defiance Daily Target 2X Long HIMS ETF
Account Value [Line Items]
Accumulated Value																																	$ 10,000.0																															$ 7,083.0																												$ 7,807.0																										$ 20,250.0																								$ 10,747.0																					$ 17,681.0																				$ 6,739.0																	$ 11,293.0																$ 6,439.0															$ 4,656.0													$ 2,968.0												$ 1,951.0											$ 498.0											$ 841.0									$ 1,313.0
Defiance Daily Target 2X Long HOOD ETF
Account Value [Line Items]
Accumulated Value																															$ 10,489.0	$ 10,000.0																														$ 13,126.0																												$ 22,854.0																										$ 43,781.0																								$ 51,178.0																					$ 50,213.0																				$ 90,068.0																	$ 89,561.0																$ 63,193.0															$ 46,912.0													$ 35,080.0												$ 18,528.0											$ 14,718.0											$ 15,177.0
Defiance Daily Target 2X Long IONQ ETF
Account Value [Line Items]
Accumulated Value																																		$ 10,000.0																															$ 12,534.0																												$ 17,254.0																										$ 32,317.0																								$ 34,906.0																					$ 28,235.0																				$ 30,655.0																	$ 58,617.0																$ 52,840.0															$ 29,358.0													$ 22,200.0												$ 16,525.0											$ 13,317.0											$ 7,105.0									$ 15,585.0
Defiance Daily Target 2X Long IREN ETF
Account Value [Line Items]
Accumulated Value																	$ 10,078.0		$ 10,000.0																																				$ 5,431.0																												$ 2,969.0																										$ 5,277.0																								$ 2,649.0																					$ 1,640.0																				$ 2,669.0
Defiance Daily Target 2x Long KEEL ETF
Account Value [Line Items]
Accumulated Value											$ 9,099.0	$ 10,000.0																																						$ 8,341.0																												$ 6,336.0																										$ 4,463.0																								$ 9,532.0
Defiance Daily Target 2X Long LLY ETF
Account Value [Line Items]
Accumulated Value																																											$ 10,000.0																													$ 15,121.0																												$ 12,643.0																										$ 10,871.0																								$ 9,780.0																					$ 9,062.0																				$ 9,774.0																	$ 12,447.0																$ 9,803.0															$ 11,117.0													$ 7,197.0												$ 7,909.0											$ 6,979.0											$ 6,534.0									$ 6,961.0							$ 8,696.0						$ 13,295.0					$ 13,085.0				$ 11,947.0				$ 11,925.0				$ 8,905.0		$ 8,955.0
Defiance Daily Target 2X Long LMND ETF
Account Value [Line Items]
Accumulated Value																				$ 10,000.0																																				$ 12,537.0																												$ 18,813.0																										$ 14,840.0																								$ 20,648.0																					$ 6,617.0																				$ 9,089.0																	$ 6,868.0
Defiance Daily Target 2X Long LUNR ETF
Account Value [Line Items]
Accumulated Value									$ 10,000.0																																								$ 8,759.0																												$ 5,353.0																										$ 5,865.0																								$ 9,770.0
Defiance Daily Target 2X Long MP ETF
Account Value [Line Items]
Accumulated Value																	5,600.0		10,000.0																																				4,943.0																												3,154.0																										3,979.0																								3,796.0																					2,374.0																				4,167.0
Defiance Daily Target 2X Long MRNA ETF
Account Value [Line Items]
Accumulated Value						$ 10,000.0																																									$ 15,605.0																												$ 13,138.0																										$ 10,400.0
Defiance Daily Target 2X Long MSTR ETF
Account Value [Line Items]
Accumulated Value																																										$ 10,000.0																													$ 9,989.0																												$ 14,501.0																										$ 25,836.0																								$ 49,589.0																					$ 24,801.0																				$ 30,698.0																	$ 16,534.0																$ 18,206.0															$ 27,599.0													$ 24,769.0												$ 28,453.0											$ 26,483.0											$ 17,103.0									$ 15,083.0							$ 9,783.0						$ 3,906.0					$ 2,713.0				$ 2,454.0				$ 1,581.0				$ 1,376.0		$ 2,266.0
Defiance Daily Target 2X Long NOK ETF
Account Value [Line Items]
Accumulated Value							$ 9,912.0	$ 10,000.0																																								$ 14,056.0																												$ 14,721.0																										$ 35,918.0
Defiance Daily Target 2X Long NVO ETF
Account Value [Line Items]
Accumulated Value																																					$ 10,000.0																															$ 5,873.0																												$ 5,483.0																										$ 6,168.0																								$ 3,601.0																					$ 3,131.0																				$ 3,517.0																	$ 3,185.0																$ 1,322.0															$ 1,874.0													$ 1,770.0												$ 1,370.0											$ 1,321.0											$ 1,367.0									$ 1,803.0							$ 642.0						$ 638.0					$ 817.0
Defiance Daily Target 2X Long OKLO ETF
Account Value [Line Items]
Accumulated Value																										$ 10,091.0	$ 10,000.0																																	$ 17,352.0																												$ 14,986.0																										$ 30,078.0																								$ 36,939.0																					$ 15,290.0																				$ 8,379.0																	$ 9,356.0																$ 5,242.0															$ 3,019.0													$ 5,723.0
Defiance Daily Target 2X Long ONDS ETF
Account Value [Line Items]
Accumulated Value											13,161.0	10,000.0																																						12,949.0																												10,515.0																										7,576.0																								8,668.0
Defiance Daily Target 2X Long ORCL ETF
Account Value [Line Items]
Accumulated Value																																			$ 10,000.0																															$ 9,125.0																												$ 6,270.0																										$ 6,126.0																								$ 8,317.0																					$ 13,995.0																				$ 18,536.0																	$ 14,335.0																$ 19,906.0															$ 16,820.0													$ 9,644.0												$ 8,616.0											$ 6,006.0											$ 4,492.0									$ 4,453.0							$ 5,182.0
Defiance Daily Target 2X Long PL ETF
Account Value [Line Items]
Accumulated Value										$ 10,000.0																																									$ 12,387.0																												$ 10,650.0																										$ 12,379.0																								$ 19,686.0
Defiance Daily Target 2X Long POET ETF
Account Value [Line Items]
Accumulated Value	10,000.0
Defiance Daily Target 2X Long QS ETF
Account Value [Line Items]
Accumulated Value																	12,086.0		10,000.0																																				4,808.0																												3,287.0																										2,226.0																								1,252.0																					999.0																				1,241.0
Defiance Daily Target 2X Long RKT ETF
Account Value [Line Items]
Accumulated Value									10,000.0																																								5,721.0																												5,578.0																										3,227.0																								3,256.0
Defiance Daily Target 2X Long SMCI ETF
Account Value [Line Items]
Accumulated Value																																						4,554.0		10,000.0																													3,882.0																												1,356.0																										1,265.0																								982.0																					796.0																				1,353.0																	808.0																613.0															884.0													1,235.0												1,691.0											757.0											972.0									1,056.0							414.0						298.0					280.0				321.0				112.0				150.0
Defiance Daily Target 2X Long SOFI ETF
Account Value [Line Items]
Accumulated Value																																				$ 10,000.0																															$ 10,019.0																												$ 8,146.0																										$ 4,909.0																								$ 5,113.0																					$ 5,629.0																				$ 10,177.0																	$ 15,175.0																$ 18,629.0															$ 19,398.0													$ 22,926.0												$ 21,319.0											$ 15,978.0											$ 11,658.0									$ 6,764.0							$ 5,242.0						$ 5,044.0
Defiance Daily Target 2X Long SOUN ETF
Account Value [Line Items]
Accumulated Value																										12,598.0	10,000.0																																	10,881.0																												15,268.0																										21,817.0																								23,812.0																					10,140.0																				6,537.0																	4,410.0																4,189.0															2,455.0													3,086.0
Defiance Daily Target 2X Long VST ETF
Account Value [Line Items]
Accumulated Value																							$ 12,138.0		$ 10,000.0																																		$ 9,755.0																												$ 10,183.0																										$ 9,037.0																								$ 7,935.0																					$ 6,273.0																				$ 5,710.0																	$ 6,679.0																$ 4,743.0															$ 5,085.0
Defiance Daily Target 2X Long ZETA ETF
Account Value [Line Items]
Accumulated Value						10,000.0																																									8,529.0																												7,123.0																										9,159.0
Defiance Daily Target 2X Short AMD ETF
Account Value [Line Items]
Accumulated Value															$ 10,000.0																																							$ 12,384.0																												$ 12,375.0																										$ 9,492.0																								$ 11,328.0																					$ 10,132.0																				$ 2,875.0
Defiance Daily Target 2X Short MSTR ETF
Account Value [Line Items]
Accumulated Value																																							$ 9,648.0		$ 10,000.0																													$ 6,025.0																												$ 3,032.0																										$ 610.0																								$ 834.0																					$ 508.0																				$ 751.0																	$ 410.0																$ 151.0															$ 150.0													$ 120.0												$ 111.0											$ 145.0											$ 147.0									$ 184.0							$ 373.0						$ 465.0					$ 423.0				$ 349.0				$ 329.0				$ 160.0
Defiance Daily Target 2X Short SMCI ETF
Account Value [Line Items]
Accumulated Value																														$ 10,000.0																																	$ 8,538.0																												$ 4,278.0																										$ 2,497.0																								$ 1,569.0																					$ 2,746.0																				$ 1,994.0																	$ 1,465.0																$ 2,979.0															$ 3,712.0													$ 3,366.0												$ 2,196.0											$ 2,902.0											$ 1,731.0
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,056.0	$ 10,000.0	$ 10,000.0	$ 10,211.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 9,914.0	$ 10,000.0	$ 10,354.0	$ 10,000.0	$ 10,000.0	$ 10,152.0	$ 10,158.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 9,964.0	$ 10,055.0	$ 10,000.0	$ 10,000.0	$ 10,300.0	$ 10,000.0	$ 10,040.0	$ 10,000.0	$ 10,000.0	$ 9,998.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,052.0	$ 10,095.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,000.0	$ 10,900.0	$ 9,556.0	$ 9,497.0	$ 9,954.0	$ 10,134.0	$ 9,949.0	$ 10,057.0	$ 9,997.0	$ 10,361.0	$ 10,177.0	$ 10,173.0	$ 10,183.0	$ 10,256.0	$ 10,382.0	$ 10,166.0	$ 10,259.0	$ 10,532.0	$ 10,551.0	$ 9,931.0	$ 9,932.0	$ 10,030.0	$ 10,079.0	$ 9,799.0	$ 10,155.0	$ 9,737.0	$ 10,267.0	$ 10,311.0	$ 10,364.0	$ 10,877.0	$ 10,558.0	$ 10,494.0	$ 9,458.0	$ 9,629.0	$ 9,873.0	$ 9,981.0	$ 9,921.0	$ 10,511.0	$ 10,184.0	$ 10,180.0	$ 10,189.0	$ 10,281.0	$ 10,625.0	$ 10,537.0	$ 10,634.0	$ 10,745.0	$ 10,788.0	$ 10,556.0	$ 10,557.0	$ 9,962.0	$ 10,011.0	$ 9,247.0	$ 10,023.0	$ 10,008.0	$ 10,174.0	$ 10,217.0	$ 10,585.0	$ 11,109.0	$ 10,451.0	$ 10,640.0	$ 9,382.0	$ 9,484.0	$ 9,427.0	$ 10,431.0	$ 10,331.0	$ 10,327.0	$ 10,337.0	$ 10,287.0	$ 10,651.0	$ 10,784.0	$ 10,883.0	$ 11,137.0	$ 11,006.0	$ 11,092.0	$ 11,094.0	$ 10,589.0	$ 10,641.0	$ 9,184.0	$ 9,458.0	$ 9,877.0	$ 10,771.0	$ 10,817.0	$ 10,489.0	$ 11,008.0	$ 10,366.0	$ 10,479.0	$ 10,416.0	$ 9,911.0	$ 10,253.0	$ 10,249.0	$ 10,258.0	$ 10,436.0	$ 10,658.0	$ 10,810.0	$ 10,909.0	$ 11,398.0	$ 11,408.0	$ 11,341.0	$ 11,343.0	$ 11,127.0	$ 11,182.0	$ 9,762.0	$ 9,394.0	$ 9,321.0	$ 10,514.0	$ 10,559.0	$ 11,105.0	$ 11,655.0	$ 10,951.0	$ 9,742.0	$ 9,738.0	$ 9,747.0	$ 10,357.0	$ 10,812.0	$ 10,817.0	$ 10,916.0	$ 11,426.0	$ 11,675.0	$ 11,571.0	$ 11,573.0	$ 11,377.0	$ 11,433.0	$ 10,259.0	$ 9,985.0	$ 9,257.0	$ 10,807.0	$ 10,853.0	$ 10,840.0	$ 11,377.0	$ 10,764.0	$ 10,760.0	$ 10,770.0	$ 9,841.0	$ 10,730.0	$ 10,973.0	$ 11,074.0	$ 11,433.0	$ 11,704.0	$ 11,994.0	$ 11,996.0	$ 11,608.0	$ 11,665.0	$ 10,489.0	$ 10,493.0	$ 9,840.0	$ 10,666.0	$ 10,712.0	$ 11,142.0	$ 11,694.0	$ 10,874.0	$ 10,196.0	$ 10,890.0	$ 10,990.0	$ 11,599.0	$ 11,711.0	$ 12,275.0	$ 12,276.0	$ 12,031.0	$ 12,090.0	$ 10,702.0	$ 10,728.0	$ 10,341.0	$ 10,065.0	$ 10,108.0	$ 10,997.0	$ 11,541.0	$ 11,266.0	$ 10,348.0	$ 10,443.0	$ 11,511.0	$ 11,881.0	$ 12,305.0	$ 12,307.0	$ 12,313.0	$ 12,373.0	$ 11,092.0	$ 10,946.0	$ 10,573.0	$ 9,997.0	$ 10,040.0	$ 10,377.0	$ 10,891.0	$ 11,434.0	$ 11,539.0	$ 10,937.0	$ 11,791.0	$ 12,312.0	$ 12,314.0	$ 12,343.0	$ 12,404.0	$ 11,352.0	$ 11,345.0	$ 10,787.0	$ 10,626.0	$ 10,672.0	$ 10,307.0	$ 10,817.0	$ 12,085.0	$ 11,203.0	$ 12,491.0	$ 12,493.0	$ 12,351.0	$ 12,411.0	$ 11,380.0	$ 11,611.0	$ 11,181.0	$ 11,167.0	$ 11,214.0	$ 10,956.0	$ 11,498.0	$ 12,379.0	$ 12,396.0	$ 12,398.0	$ 12,530.0	$ 12,591.0	$ 11,387.0	$ 11,639.0	$ 11,442.0	$ 11,417.0	$ 11,466.0	$ 11,513.0	$ 12,082.0	$ 11,778.0	$ 11,780.0	$ 12,435.0	$ 12,496.0	$ 11,552.0	$ 11,647.0	$ 11,471.0	$ 11,649.0	$ 11,698.0	$ 11,771.0	$ 12,354.0	$ 13,014.0	$ 13,016.0	$ 11,815.0	$ 11,873.0	$ 11,464.0	$ 11,815.0	$ 11,478.0	$ 12,074.0	$ 12,125.0	$ 12,010.0	$ 12,604.0	$ 13,055.0	$ 13,119.0	$ 10,893.0	$ 11,726.0	$ 11,644.0	$ 12,356.0	$ 12,409.0	$ 12,448.0	$ 13,064.0	$ 12,036.0	$ 11,142.0	$ 11,555.0	$ 12,387.0	$ 12,440.0	$ 12,739.0	$ 13,370.0	$ 12,311.0	$ 10,980.0	$ 12,394.0	$ 12,447.0	$ 12,771.0	$ 13,403.0	$ 12,132.0	$ 12,574.0	$ 12,628.0	$ 12,778.0	$ 13,411.0	$ 12,478.0	$ 12,532.0	$ 12,964.0	$ 13,605.0	$ 11,857.0	$ 11,908.0	$ 12,865.0	$ 13,502.0	$ 13,101.0	$ 13,157.0	$ 12,225.0	$ 12,830.0	$ 13,507.0	$ 14,176.0